MARKETABLE SECURITIES - Fair value measurement (Details) - CAD ($)			12 Months Ended
	Apr. 15, 2021	Mar. 25, 2021	Dec. 31, 2021	Dec. 31, 2020
Marketable securities
Beginning Balance, Value			$ 2,985,000	$ 246,000
Acquired, Value			3,415,000	750,000
Disposed, Value			(1,256,000)	(2,087,000)
Realized gain (loss), Value			892,000	1,321,000
Unrealized gain (loss), Value			(944,000)	2,755,000
Ending Balance, Value			$ 5,092,000	$ 2,985,000
StrikePoint Gold Inc.
Marketable securities
Balance, Number of shares			10,662,000	5,473,000
Acquired, Number of shares		121,500		15,000,000
Disposed, Number of shares			(4,661,000)	(9,811,000)
Balance, Number of shares			6,001,000	10,662,000
QuestEx Gold And Copper Ltd
Marketable securities
Acquired, Number of shares	5,547,142		5,668,642
Balance, Number of shares			5,668,642
At cost | StrikePoint Gold Inc. And QuestEx Gold And Copper Ltd
Marketable securities
Beginning Balance, Value			$ 832,000	$ 848,000
Acquired, Value			3,415,000	750,000
Disposed, Value			(364,000)	(766,000)
Ending Balance, Value			3,883,000	832,000
At fair value | StrikePoint Gold Inc.
Marketable securities
Beginning Balance, Value			2,985,000	246,000
Acquired, Value				750,000
Disposed, Value			(1,256,000)	(2,087,000)
Realized gain (loss), Value			892,000	1,321,000
Unrealized gain (loss), Value			(1,781,000)	2,755,000
Ending Balance, Value			840,000	$ 2,985,000
At fair value | QuestEx Gold And Copper Ltd
Marketable securities
Acquired, Value			3,415,000
Unrealized gain (loss), Value			837,000
Ending Balance, Value			$ 4,252,000